Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Putnam Multi-Asset Income Fund | Class P
Prospectus [Line Items]
Annual Return [Percent]	9.49%	11.40%	(12.36%)	6.25%	8.46%